As filed with the Securities and Exchange Commission on July 29, 2026

Securities Act File No. 333-249926

Investment Company Act File No. 811-23617

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 35	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

TCW ETF Trust

(Registrant Exact Name as Specified in Charter)

515 South Flower Street

Los Angeles, CA 90071

(Address of Principal Executive Offices (Number, Street, City, State and Zip Code))

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Richard Villa

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

(Name and Address (Number, Street, City, State and Zip Code) of Agent for Service)

With copies to:

Peter Davidson

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Brian McCabe

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 28, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 32 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 35 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement of TCW ETF Trust (the “Registrant”) on Form N-1A was filed pursuant to Rule 485(a)(2) on March 17, 2026 to include a prospectus and statement of additional information relating to TCW Securitized Income ETF (TIZE) (the “Fund”), a new series of the Registrant (the “Amendment”).

This post-effective amendment is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating August 28, 2026 as the new date upon which the Amendment shall become effective. The Amendment was scheduled to become effective on July 30, 2026.

This post-effective amendment incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Part C relating to the Fund contained in the Amendment.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the Registrant’s registration statement (the “Registration Statement”) under Rule 485(b) under the 1933 Act and has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 29th day of July, 2026.

TCW ETF Trust

/s/ Peter Davidson
Name:	Peter Davidson
Title:	Vice President and Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

*	Trustee	July 29, 2026
Andrew Tarica

/s/ Richard Villa	Trustee, President, Principal Officer, Chief Financial Officer and Treasurer	July 29, 2026
Richard Villa	(Principal Financial Officer)

*	Trustee	July 29, 2026
Martin Luther King III

*	Trustee	July 29, 2026
Michael Swell

*	Trustee	July 29, 2026
Patrick C. Haden

*	Trustee	July 29, 2026
David Vick

*	Trustee	July 29, 2026
Peter McMillan

*	Trustee	July 29, 2026
Robert G. Rooney

*	Trustee	July 29, 2026
Victoria B. Rogers

*By:	/s/ Peter Davidson
Peter Davidson Attorney-in-Fact